Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended
	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000222704
Average Annual Return [Line Items]
Average Annual Return, Percent	13.00%	1.12%
Without Sales Load [Member] | C000222705
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	1.33%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(3.78%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(3.78%)
S&P Target Date 2015 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.99%	0.94%
S&P Target Date 2015 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.99%	0.94%